Financial Assets at Fair Value Through Profit or Loss (Tables)	12 Months Ended
Dec. 31, 2023
Financial Assets At Fair Value Through Profit Or Loss [Line Items]
Summary of Financial Assets	Financial assets include the following:

	2023	2022
Debt instruments	—	1,295
Bonds issued by the Treasury department of Argentina (i)	104,387	—
Total	104,387	1,295